BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2022
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$37	$39,006
U.S. Government Agency Pass-Through Certificates - 0.2%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	139	158,887
Pool C56878, 8.00%, 08/01/31	36	35,874
Pool C58516, 8.00%, 09/01/31	29	28,940
Pool C59641, 8.00%, 10/01/31	31	30,679
Pool C55166, 8.50%, 07/01/31	73	74,337
Pool C55167, 8.50%, 07/01/31	39	39,777
Pool C55169, 8.50%, 07/01/31	44	44,706
Federal National Mortgage Association
Pool 645912, 7.00%, 06/01/32	135	150,779
Pool 645913, 7.00%, 06/01/32	174	194,780
Pool 650131, 7.00%, 07/01/32	143	160,849
Pool 827853, 7.50%, 10/01/29	12	12,211
Pool 545990, 7.50%, 04/01/31	136	148,699
Pool 255053, 7.50%, 12/01/33	43	48,849
Pool 735576, 7.50%, 11/01/34	140	156,282
Pool 896391, 7.50%, 06/01/36	76	79,870
Pool 735800, 8.00%, 01/01/35	132	151,217
Pool 636449, 8.50%, 04/01/32	169	191,666
Pool 458132, 8.80%, 03/15/31	12	12,323
Pool 545436, 9.00%, 10/01/31	121	138,041
Total U.S. Government Agency Pass-Through Certificates		1,858,766
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,750,869)		1,897,772
SECURITIZED CREDIT - 39.6%
Commercial Mortgage-Backed Securities - 10.9%
ACAM Ltd.
Series 2019-FL1, Class D, 2.91% (Secured Overnight Financial Rate + 2.86%), 11/17/34 (e) (u) (v)	1,902	1,840,949
Series 2019-FL1, Class E, 3.16% (SOFR + 3.11%), 01/17/34 (e) (u) (v)	2,098	1,981,526
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class F, 5.40% (1 Month LIBOR USD + 5.00%), 09/15/38 (e) (v)	5,000	4,978,005
BBCMS Mortgage Trust
Series 2021-AGW, Class G, 5.20% (1 Month LIBOR USD + 4.80%), 06/15/36 (e) (v)	4,000	3,994,289
Beast Mortgage Trust
Series 2021-1818, Class F, 4.85% (1 Month LIBOR USD + 4.45%), 03/15/36 (e) (v)	1,250	1,245,908
BWAY Mortgage Trust
Series 2022-26BW, Class E, 4.87%, 02/10/44 (e)	3,000	2,582,931
BX Commercial Mortgage Trust
Series 2021-XL2, Class J, 4.29% (1 Month LIBOR USD + 3.89%), 10/15/38 (e) (v)	2,928	2,810,797
BX Trust
Series 2019-RP, Class E, 4.03% (1 Month LIBOR USD + 3.64%), 06/15/34 (e) (v)	1,600	1,544,028
Series 2021-SDMF, Class J, 4.43% (1 Month LIBOR USD + 4.03%), 09/15/34 (e) (v)	5,000	4,955,814
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class G, 3.39% (1 Month LIBOR USD + 2.99%), 11/15/36 (e) (v)	4,869	4,637,174
Citigroup Commercial Mortgage Trust
Series 2021-KEYS, Class G, 5.05% (1 Month LIBOR USD + 4.65%), 10/15/36 (e) (v)	3,500	3,482,807
Class B Notes
Moreland Avenue, 6.52%, 11/01/22 (Acquired 11/16/15, Cost $208,490) (f) (p)	208	208,073
North River, 6.49%, 11/01/22 (Acquired 10/28/15, Cost $169,291) (f) (p)	169	168,952
St. Louis Holiday Inn, 6.93%, 06/30/22 (Acquired 06/25/15, Cost $1,773,731) (f) (p)	1,774	1,596,358
Town and Country, 6.49%, 11/01/22 (Acquired 10/28/15, Cost $354,372) (f) (p)	354	353,663
CLNC Ltd.
Series 2019-FL1, Class E, 3.36% (SOFR + 3.31%), 08/20/35 (e) (v)	3,000	2,928,394
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class E, 4.92%, 11/15/51 (e)	3,000	2,690,312
FS Rialto
Series 2019-FL1, Class C, 2.93% (1 Month LIBOR USD + 2.50%), 12/16/36 (e) (s) (v)	2,000	1,967,662
GS Mortgage Securities Corporation Trust
Series 2021-RENT, Class G, 6.15% (1 Month LIBOR USD + 5.70%), 11/21/35 (e) (v)	2,040	2,038,562
GS Mortgage Securities Trust
Series 2020-GC47, Class F, 2.45%, 05/12/53 (e)	3,500	2,369,445
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/38 (e)	16,000	14,955,173
Series 2016-SFP, Class F, 6.16%, 11/05/35 (e)	2,503	2,469,190
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class F, 4.66% (1 Month LIBOR USD + 4.27%), 11/15/38 (e) (v)	3,201	3,108,227
Series 2021-1440, Class F, 5.25% (1 Month LIBOR USD + 4.85%), 03/15/36 (e) (v)	2,586	2,576,754
Series 2008-C2, Class AM, 6.35%, 02/12/51 (c)	6,390	3,624,883
KIND Trust
Series 2021-KIND, Class F, 4.35% (1 Month LIBOR USD + 3.95%), 08/15/38 (e) (v)	3,000	2,983,126
Last Mile Securities
Series 2021-1A, Class F, 5.00% (3 Month EURIBOR + 5.00%), 08/17/31 (e) (u) (v)	2,038	2,203,369
Med Trust
Series 2021-MDLN, Class F, 4.40% (1 Month LIBOR USD + 4.00%), 11/15/38 (e) (v)	3,000	2,911,703
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XE, 1.25%, 03/15/49 (e)	14,999	681,822
Series 2007-T25, Class AJ, 5.57%, 11/12/49	4,328	3,201,575
Ribbon Finance PLC
Series 2018-1, Class F, 3.36% (Sterling Overnight Index Average + 3.27%), 04/20/28 (u) (v)	1,365	1,761,645
SLIDE
Series 2018-FUN, Class E, 2.95% (1 Month LIBOR USD + 2.55%), 06/15/31 (e) (s) (v)	2,764	2,684,086
Taurus IT SRL
Series 2018-IT1, Class D, 3.35% (3 Month EURIBOR + 3.35%), 05/18/30 (u) (v)	744	811,246
TPG Real Estate Finance Issuer Ltd.
Series 2021-FL4, Class E, 4.79% (1 Month LIBOR USD + 4.35%), 03/15/38 (e) (s) (v)	4,000	3,972,326
TTAN
Series 2021-MHC, Class G, 4.60% (1 Month LIBOR USD + 4.20%), 03/15/38 (e) (v)	4,993	4,995,987
VMC Finance LLC
Series 2021-FL4, Class D, 3.97% (1 Month LIBOR USD + 3.50%), 06/16/36 (e) (s) (v)	893	872,943
Series 2021-FL4, Class E, 4.42% (1 Month LIBOR USD + 3.95%), 06/16/36 (e) (v)	3,107	3,085,781
Series 2021-HT1, Class C, 4.97%, 01/18/37 (v)	2,500	2,468,923
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class E, 5.79%, 10/15/48	1,763	1,727,267
Total Commercial Mortgage-Backed Securities		109,471,675
Commercial Real Estate - 1.5%
111 Wall Street
Senior Mezzanine Loan, 10.25% (1 Month LIBOR + 9.25%, 0.50% Floor), 06/08/23 (Acquired 06/09/21 - 12/15/21, Cost $3,993,471) (f) (v)	4,044	4,043,981
125 West End Office Mezz LLC
Mezzanine Loan, 11.00%, (1 Month LIBOR + 10.50%, 0.50% Floor), 03/12/26 (Acquired 03/11/21, Cost $1,729,128) (f) (v)	1,779	1,779,069
575 Lexington
Junior Mezzanine Loan, 10.50%, (1 Month LIBOR + 10.00%, 0.50% Floor), 06/18/23 (Acquired 03/17/21 - 01/27/22, Cost $4,798,641) (f) (v)	4,824	4,824,281
Hyatt Lost Pines
Mezzanine Loan, 7.01%, (1 Month LIBOR + 6.70%), 09/09/24 (Acquired 09/17/21, Cost $4,975,000) (f) (v)	5,000	5,000,000
Total Commercial Real Estate		15,647,331
Interest-Only Securities - 0.2%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52	203	3,497
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.26%, 06/25/45 (e)	41,547	304,875
Series 2014-5, Class AX4, 0.36%, 10/25/29 (e)	3,406	16,146
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27	2,802	3
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 111.66%, 03/16/30 (e) (v)	1,667	1,583,271
Total Interest-Only Securities		1,907,792
Other - 1.1%
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40	5,033	5,105,735
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	2,052	2,123,027
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	3,338	3,545,353
Series 2001-D, Class A4, 6.93%, 09/15/31	554	388,248
Total Other		11,162,363
Residential Mortgage-Backed Securities - 25.9%
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 0.74% (1 Month LIBOR USD + 0.28%), 04/25/47 (s) (v)	7,294	6,804,711
Series 2007-2CB, Class 2A11, 0.86% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	2,524	1,132,803
Series 2007-HY6, Class A1, 0.88% (1 Month LIBOR USD + 0.42%), 08/25/47 (s) (v)	2,355	2,048,593
Series 2005-10CB, Class 1A1, 0.96% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	1,530	1,274,364
Series 2007-16CB, Class 4A5, 0.96% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	4,426	3,288,612
Series 2005-59, Class 1A1, 1.11% (1 Month LIBOR USD + 0.66%), 11/20/35 (s) (v)	6,884	6,632,729
Series 2006-19CB, Class A9, 1.16% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	2,009	1,051,035
Series 2005-84, Class 2A1, 2.66%, 02/25/36	12,291	11,897,578
Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,859	1,155,531
Series 2007-15CB, Class A2, 5.75%, 07/25/37	970	704,579
Series 2007-15CB, Class A5, 5.75%, 07/25/37	893	648,552
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,253	906,992
Series 2006-41CB, Class 2A17, 6.00%, 01/25/37	1,186	804,202
Series 2006-41CB, Class 2A12, 6.00%, 01/25/37	9,951	6,747,519
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,116	790,470
Series 2006-41CB, Class 2A14, 6.00%, 01/25/37	1,213	822,356
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,124	1,462,739
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	1,966	1,487,309
Series 2006-23CB, Class 2A7, 26.57% (1 Month LIBOR USD + 28.40%), 08/25/36 (i) (v)	1,226	1,108,060
Series 2006-29T1, Class 3A3, 73.78% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	649	1,613,286
Bellemeade Re Ltd.
Series 2021-2A, Class M2, 3.00% (SOFR + 2.90%), 06/25/31 (e) (v)	2,353	2,105,936
Series 2018-3A, Class M2, 3.21% (1 Month LIBOR USD + 2.75%), 10/25/28 (e) (v)	1,202	1,192,563
Series 2021-3A, Class M2, 3.25% (SOFR + 3.15%), 09/25/31 (e) (v)	1,389	1,248,868
Series 2019-4A, Class M2, 3.31% (1 Month LIBOR USD + 2.85%), 10/25/29 (e) (v)	3,798	3,754,913
Series 2018-1A, Class M2, 3.36% (1 Month LIBOR USD + 2.90%), 04/25/28 (e) (v)	5,306	5,283,297
Series 2019-2A, Class M2, 3.56% (1 Month LIBOR USD + 3.10%), 04/25/29 (e) (v)	1,715	1,706,422
Series 2020-3A, Class M1C, 4.16% (1 Month LIBOR USD + 3.70%), 10/25/30 (e) (v)	1,965	1,994,652
Benchmark Mortgage Trust
Series 2018-B6, Class E, 3.11%, 10/10/51 (e)	2,000	1,580,424
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 2.83%, 01/25/36	916	795,659
Series 2007-A1, Class 11M1, 3.15%, 03/25/37	2,267	2,195,696
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 1.11% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	3,992	1,873,841
Series 2007-5, Class A29, 5.50%, 05/25/37	178	117,134
Series 2004-21, Class A10, 6.00%, 11/25/34	44	44,214
Series 2007-18, Class 1A1, 6.00%, 11/25/37	219	148,987
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67 (e)	2,700	2,574,521
Series 2022-1, Class B1, 4.57%, 01/25/67 (e)	2,500	2,356,575
Series 2022-2, Class B1, 4.66%, 03/25/67 (e)	3,000	2,797,401
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 1.36% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	376	330,265
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A, 3.04%, 04/25/37	544	493,262
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e)	4,970	4,047,300
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.03%, 01/25/37	1,658	1,653,494
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.34%, 03/25/67 (e)	3,000	2,712,805
Eagle RE Ltd.
Series 2018-1, Class M2, 3.19% (1 Month LIBOR USD + 3.00%), 11/25/28 (e) (s) (v)	4,346	4,328,877
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 1.11% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,247	617,526
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 0.96% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	724	704,045
Series 2005-HE3, Class A1VN, 0.96% (1 Month LIBOR USD + 0.50%), 02/25/36 (s) (v)	648	630,660
Series 2007-HE2, Class A2, 6.05%, 12/25/37	456	497,948
Series 2007-HE2, Class A3, 6.19%, 12/25/37	878	960,956
Great Wolf Trust
Series 2019-WOLF, Class F, 3.53% (1 Month LIBOR USD + 3.13%), 12/15/36 (e) (s) (v)	3,000	2,860,868
GSAMP Trust
Series 2006-NC2, Class A2C, 0.76% (1 Month LIBOR USD + 0.30%), 06/25/36 (s) (v)	519	329,998
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 0.76% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	6,224	1,939,088
Series 2006-AR1, Class 2A4, 2.87%, 01/25/36	2,774	2,713,974
Home Equity Asset Trust
Series 2006-7, Class 2A3, 0.76% (1 Month LIBOR USD + 0.30%), 01/25/37 (s) (v)	4,666	4,327,317
Home Re Ltd.
Series 2021-2, Class M1C, 2.90% (SOFR + 2.80%), 01/25/34 (e) (v)	4,472	4,253,786
Series 2021-2, Class M2, 3.35% (SOFR + 3.25%), 01/25/34 (e) (v)	5,331	4,879,164
Series 2018-1, Class M2, 3.46% (1 Month LIBOR USD + 3.00%), 10/25/28 (e) (v)	1,579	1,561,319
Series 2019-1, Class M2, 3.71% (1 Month LIBOR USD + 3.25%), 05/25/29 (e) (v)	4,681	4,685,080
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 3.00%, 07/25/37	1,793	1,706,595
Series 2007-AR1, Class 1A1, 3.02%, 03/25/37	768	699,183
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e) (s)	593	596,202
JP Morgan Mortgage Trust
Series 2021-INV1, Class AX1, 0.24%, 10/25/51 (e)	50,469	589,826
Series 2003-A2, Class B4, 1.99%, 11/25/33	73	1
Series 2003-A1, Class B4, 2.02%, 10/25/33	104	98,091
Series 2007-A2, Class 3A2, 2.79%, 04/25/37	4,416	3,919,268
Series 2021-INV1, Class B5, 2.99%, 10/25/51 (e)	254	130,865
Series 2021-INV1, Class B6, 2.99%, 10/25/51 (e)	573	193,418
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 0.66% (1 Month LIBOR USD + 0.20%), 10/25/36 (s) (v)	2,906	1,717,042
Series 2006-NC2, Class A4, 0.76% (1 Month LIBOR USD + 0.30%), 08/25/36 (s) (v)	8,140	3,734,595
Series 2006-NC3, Class A4, 0.78% (1 Month LIBOR USD + 0.32%), 10/25/36 (s) (v)	4,903	2,917,171
Series 2006-NC2, Class A5, 0.94% (1 Month LIBOR USD + 0.48%), 08/25/36 (s) (v)	402	186,157
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class AX1, 0.13%, 06/25/51 (e)	53,471	351,627
Series 2021-INV1, Class B6, 2.84%, 06/25/51 (e)	353	118,496
Series 2021-INV1, Class B4, 2.98%, 06/25/51 (e)	504	396,049
Series 2021-INV1, Class B5, 2.98%, 06/25/51 (e)	128	65,726
MFA Trust
Series 2021-INV1, Class B1, 3.29%, 01/25/56 (e)	700	659,292
New Residential Mortgage Loan Trust
Series 2022-RTL1, Class A1V, 2.83% (SOFR + 2.75%), 12/25/26 (e) (v)	2,000	2,000,000
NewRez Warehouse Securitization Trust
Series 2021-1, Class E, 3.71% (1 Month LIBOR USD + 3.25%), 05/25/55 (e) (v)	1,000	996,467
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 0.48% (1 Month LIBOR USD + 0.13%), 02/26/37 (e) (v)	25,656	23,999,433
Series 2015-1R, Class 3A7, 2.74%, 03/26/37 (e)	4,632	3,537,982
Series 2015-1R, Class 4A7, 2.77%, 12/26/37 (e)	1,691	1,678,854
Series 2015-11R, Class 4A5, 2.87%, 06/26/37 (e)	2,904	2,762,200
Oaktown Re Ltd.
Series 2019-1A, Class M2, 3.01% (1 Month LIBOR USD + 2.55%), 07/25/29 (e) (v)	2,084	2,082,888
Series 2018-1A, Class M2, 3.31% (1 Month LIBOR USD + 2.85%), 07/25/28 (e) (v)	5,156	5,031,980
Series 2021-2, Class M1C, 3.45% (SOFR + 3.35%), 04/25/34 (e) (v)	3,769	3,739,285
Series 2020-1A, Class M2, 7.46% (1 Month LIBOR USD + 7.00%), 07/25/30 (e) (v)	526	526,383
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	249	250,395
PRPM LLC
Series 2021-5, Class A1, 1.79%, 06/25/26 (e) (s)	858	824,206
Series 2021-3, Class A1, 1.87%, 04/25/26 (e) (s)	554	531,179
Series 2021-7, Class A1, 1.87%, 08/25/26 (e) (s)	2,498	2,385,699
Series 2021-1, Class A1, 2.12%, 01/25/26 (e)	1,423	1,376,458
Series 2021-2, Class A1, 2.12%, 03/25/26 (e)	1,689	1,629,070
Series 2020-6, Class A1, 2.36%, 11/25/25 (e) (s)	706	694,140
Series 2021-10, Class A1, 2.49%, 10/25/26 (e) (s)	1,537	1,484,186
Series 2021-1, Class A2, 3.72%, 01/25/26 (e)	2,000	1,897,636
Series 2022-1, Class A1, 3.72%, 02/25/27 (e) (s)	1,500	1,485,740
Series 2021-5, Class A2, 3.72%, 06/25/26 (e) (s)	2,500	2,346,260
Series 2021-2, Class A2, 3.77%, 03/25/26 (e)	1,935	1,829,990
Series 2021-10, Class A2, 4.83%, 10/25/26 (e) (s)	3,000	2,869,417
Series 2022-1, Class A2, 6.29%, 02/25/27 (e) (s)	500	493,994
Radnor RE Ltd.
Series 2020-1, Class M1B, 1.91% (1 Month LIBOR USD + 1.45%), 01/25/30 (e) (v)	1,781	1,756,839
Series 2021-1, Class M2, 3.25% (SOFR + 3.15%), 12/27/33 (e) (v)	1,443	1,320,814
Series 2019-1, Class M2, 3.66% (1 Month LIBOR USD + 3.20%), 02/25/29 (e) (v)	2,769	2,762,073
Series 2018-1, Class B1, 4.26% (1 Month LIBOR USD + 3.80%), 03/25/28 (e) (v)	2,285	2,269,752
Series 2020-2, Class M2, 6.06% (1 Month LIBOR USD + 5.60%), 10/25/30 (e) (v)	1,742	1,742,582
RALI Trust
Series 2007-QO3, Class A1, 0.78% (1 Month LIBOR USD + 0.32%), 03/25/47 (s) (v)	1,273	1,253,711
Series 2006-QO7, Class 2A1, 0.99% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	5,722	5,162,032
Series 2006-QS3, Class 1A10, 6.00%, 03/25/36	1,942	1,805,329
Series 2006-QS14, Class A30, 75.31% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	59	137,023
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	1,391	1,147,131
Seasoned Credit Risk Transfer Trust
Series 2021-1, Class M, 4.25%, 09/25/60 (e)	2,000	1,906,907
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B, 0.61% (1 Month LIBOR USD + 0.15%), 12/25/36 (s) (v)	3,599	2,162,555
Series 2006-NC3, Class A2B, 0.76% (1 Month LIBOR USD + 0.30%), 09/25/36 (s) (v)	5,700	2,377,393
STAR Trust
Series 2021-SFR2, Class F, 3.29% (1 Month LIBOR USD + 2.85%), 01/17/24 (e) (v)	3,000	2,859,378
Tricon American Homes
Series 2020-SFR1, Class F, 4.88%, 07/17/38 (e)	1,808	1,721,796
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 1A1, 2.63%, 05/25/37	1,999	1,887,801
Series 2007-HY3, Class 4A1, 2.85%, 03/25/37	6,122	5,885,667
Series 2007-HY5, Class 3A1, 2.88%, 05/25/37	803	788,454
Series 2007-HY1, Class 4A1, 3.09%, 02/25/37	5,669	5,529,117
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 2.71%, 03/25/36	1,220	1,144,846
Series 2006-AR12, Class 2A1, 2.78%, 09/25/36	988	958,568
Western Mortgage Reference Notes
Series 2021-CL2, Class M4, 5.45% (SOFR + 5.35%), 07/25/59 (e) (v)	1,912	1,900,974
Total Residential Mortgage-Backed Securities		261,695,043
Total SECURITIZED CREDIT
(Cost $428,063,111)		399,884,204
CORPORATE CREDIT - 46.0%
Basic Industrial - 1.5%
Cascades, Inc., 5.38%, 01/15/28 (e) (r) (u)	2,290	2,287,137
Hexion, Inc., 7.88%, 07/15/27 (e) (r)	2,475	2,610,383
Mercer International, Inc., 5.13%, 02/01/29 (r) (u)	1,340	1,293,100
Methanex Corp., 5.25%, 12/15/29 (u)	1,490	1,518,809
NOVA Chemicals Corp., 4.25%, 05/15/29 (c) (e) (u)	2,665	2,454,572
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	1,440	1,385,575
Tronox, Inc., 4.63%, 03/15/29 (e) (r)	4,245	3,969,075
Total Basic Industrial		15,518,651
Construction & Building Materials - 2.4%
Ashton Woods USA LLC, 6.63%, 01/15/28 (c) (e)	2,970	3,042,913
Beazer Homes USA, Inc., 5.88%, 10/15/27 (r)	2,330	2,251,363
Builders FirstSource, Inc., 5.00%, 03/01/30 (e)	1,600	1,582,736
M/I Homes, Inc., 4.95%, 02/01/28 (c) (r)	4,620	4,354,350
Meritage Homes Corp., 5.13%, 06/06/27 (c)	2,300	2,346,000
Shea Homes LP, 4.75%, 04/01/29 (e)	3,560	3,329,472
Standard Industries, Inc., 3.38%, 01/15/31 (e) (r)	2,510	2,199,388
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (c) (e) (r)	4,625	4,810,000
Total Construction & Building Materials		23,916,222
Diversified - 1.8%
Five Point Operating Company LP, 7.88%, 11/15/25 (c) (e)	4,750	4,860,675
Forestar Group, Inc., 5.00%, 03/01/28 (c) (e) (r)	5,965	5,592,187
The Howard Hughes Corp., 4.38%, 02/01/31 (c) (e)	3,000	2,821,500
The Howard Hughes Corp., 5.38%, 08/01/28 (e) (r)	4,725	4,743,806
Total Diversified		18,018,168
Energy - 6.8%
Antero Resources Corp., 5.38%, 03/01/30 (e)	1,500	1,533,750
Apache Corp., 4.25%, 01/15/30 (r)	2,860	2,902,900
Baytex Energy Corp., 8.75%, 04/01/27 (e) (u)	825	884,813
BP Capital Markets PLC, 4.88% (Fixed until 06/22/30, then 5 Year U.S. Treasury Yield Curve Rate + 4.40%), Perpetual (r) (u) (v)	815	817,037
California Resources Corp., 7.13%, 02/01/26 (e) (r)	3,447	3,582,364
Callon Petroleum Co., 6.38%, 07/01/26	1,191	1,184,301
Callon Petroleum Co., 8.25%, 07/15/25	1,310	1,323,100
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	1,585	1,623,947
Civitas Resources, Inc., 5.00%, 10/15/26 (e) (r)	2,525	2,502,982
Comstock Resources, Inc., 6.75%, 03/01/29 (e) (r)	4,513	4,655,521
Continental Resources, Inc., 5.75%, 01/15/31 (e) (r)	3,059	3,345,934
Crescent Energy Finance LLC, 7.25%, 05/01/26 (c) (e)	3,135	3,149,609
Endeavor Energy Resources LP, 6.63%, 07/15/25 (c) (e)	3,285	3,408,188
EQT Corp., 7.50%, 02/01/30	2,331	2,699,158
MEG Energy Corp., 6.50%, 01/15/25 (e) (u)	496	504,060
MEG Energy Corp., 7.13%, 02/01/27 (e) (u)	3,275	3,428,925
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	1,640	1,607,659
Occidental Petroleum Corp., 3.50%, 08/15/29 (r)	10,045	9,904,420
Occidental Petroleum Corp., 8.88%, 07/15/30	7,222	9,244,160
Range Resources Corp., 8.25%, 01/15/29	1,750	1,917,842
Southwestern Energy Co., 5.38%, 02/01/29 (r)	4,205	4,273,331
Transocean Proteus Ltd., 6.25%, 12/01/24 (c) (e)	4,406	4,372,955
Total Energy		68,866,956
Health Facilities - 1.8%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	8,495	8,027,775
Tenet Healthcare Corp., 6.13%, 10/01/28 (c) (e)	10,300	10,467,375
Total Health Facilities		18,495,150
Infrastructure Services - 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28 (e) (r) (u)	2,910	2,736,306
Terex Corp., 5.00%, 05/15/29 (e)	1,430	1,371,756
Total Infrastructure Services		4,108,062
Leisure - 4.0%
Boyd Gaming Corp., 4.75%, 12/01/27 (c)	4,662	4,625,310
Boyd Gaming Corp., 4.75%, 06/15/31 (e)	1,250	1,204,688
Caesars Entertainment, Inc., 4.63%, 10/15/29 (e)	2,600	2,439,814
Cedar Fair LP, 5.25%, 07/15/29 (r)	4,415	4,348,863
International Game Technology PLC, 5.25%, 01/15/29 (e) (r)	3,500	3,500,560
MGM Growth Properties Operating Partnership LP, 4.50%, 01/15/28 (c)	4,800	4,836,000
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e) (r)	4,585	4,562,075
RHP Hotel Properties LP, 4.50%, 02/15/29 (e)	2,590	2,434,600
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	3,200	3,332,000
Six Flags Entertainment Corp., 5.50%, 04/15/27 (e)	2,845	2,846,821
Station Casinos LLC, 4.50%, 02/15/28 (c) (e) (r)	4,790	4,561,038
Station Casinos LLC, 4.63%, 12/01/31 (e)	654	598,214
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e)	1,455	1,455,029
Total Leisure		40,745,012
Media - 4.9%
Cable One, Inc., 4.00%, 11/15/30 (c) (e)	4,650	4,288,323
CCO Holdings LLC, 4.75%, 03/01/30 (c) (e) (r)	16,350	15,690,196
CSC Holdings LLC, 4.50%, 11/15/31 (c) (e)	7,092	6,347,340
CSC Holdings LLC, 4.63%, 12/01/30 (e) (r)	5,545	4,637,228
DISH DBS Corp., 5.13%, 06/01/29 (c)	4,960	4,223,887
DISH DBS Corp., 5.25%, 12/01/26 (e)	1,172	1,115,685
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (e) (u)	2,800	2,702,000
UPC Broadband Finco BV, 4.88%, 07/15/31 (e) (u)	1,698	1,605,102
Videotron Ltd., 3.63%, 06/15/29 (e) (u)	1,465	1,347,800
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (c) (e) (r) (u)	4,675	4,359,437
VZ Secured Financing BV, 5.00%, 01/15/32 (e) (u)	1,145	1,070,575
Ziggo Bond Company BV, 5.13%, 02/28/30 (e) (u)	1,790	1,665,828
Total Media		49,053,401
Metals & Mining - 0.6%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)	2,000	2,100,000
First Quantum Minerals Ltd., 7.50%, 04/01/25 (e) (r) (u)	1,200	1,218,000
Hudbay Minerals, Inc., 4.50%, 04/01/26 (e) (u)	2,410	2,349,750
Total Metals & Mining		5,667,750
Oil Gas Transportation & Distribution - 9.5%
Antero Midstream Partners LP, 5.38%, 06/15/29 (c) (e)	4,400	4,395,512
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	1,220	1,239,154
Buckeye Partners LP, 4.13%, 12/01/27 (c)	2,750	2,626,250
Buckeye Partners LP, 6.38% (3 Month LIBOR USD + 4.02%), 01/22/78 (v)	1,260	1,045,800
Crestwood Midstream Partners LP, 6.00%, 02/01/29 (e) (r)	2,500	2,490,625
DCP Midstream LP, 7.38% (Fixed until 12/15/22, then 3 Month LIBOR USD + 5.15%), Perpetual (v)	3,525	3,384,000
DCP Midstream Operating LP, 5.85% (3 Month LIBOR USD + 3.85%), 05/21/43 (c) (e) (v)	2,725	2,535,476
DT Midstream, Inc., 4.13%, 06/15/29 (c) (e)	4,420	4,237,918
Energy Transfer LP, 3.33% (3 Month LIBOR USD + 3.02%), 11/01/66 (c) (v)	6,500	5,405,400
Energy Transfer LP, 6.75% (Fixed until 05/15/25, then 5 Year U.S. Treasury Yield Curve Rate + 5.13%), Perpetual (c) (r) (v)	2,519	2,449,727
Energy Transfer LP, 7.13% (Fixed until 05/15/30, then 5 Year U.S. Treasury Yield Curve Rate + 5.31%), Perpetual (v)	1,047	1,026,060
EnLink Midstream LLC, 5.38%, 06/01/29 (r)	4,975	4,975,000
EnLink Midstream Partners LP, 6.00% (Fixed until 12/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (v)	2,825	2,071,940
EQM Midstream Partners LP, 4.50%, 01/15/29 (c) (e) (r)	8,660	8,146,549
Ferrellgas LP, 5.38%, 04/01/26 (e)	1,875	1,780,650
Genesis Energy LP, 6.50%, 10/01/25 (c)	3,665	3,614,790
Genesis Energy LP, 8.00%, 01/15/27	674	689,340
Global Partners LP, 7.00%, 08/01/27 (c)	2,750	2,750,000
Holly Energy Partners LP, 5.00%, 02/01/28 (c) (e) (r)	7,052	6,690,514
MPLX LP, 6.88% (Fixed until 02/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (c) (v)	7,000	6,860,000
NuStar Logistics LP, 5.75%, 10/01/25 (c)	2,052	2,090,475
Parkland Corp., 4.50%, 10/01/29 (c) (e) (u)	3,247	3,010,440
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (c) (r) (v)	2,645	2,242,960
Suburban Propane Partners LP, 5.00%, 06/01/31 (e)	3,389	3,177,187
Sunoco LP, 4.50%, 05/15/29	1,981	1,868,945
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (c) (e) (r)	6,169	5,986,089
TransCanada PipeLines Ltd., 2.72% (3 Month LIBOR USD + 2.21%), 05/15/67 (u) (v)	6,215	5,142,912
Western Midstream Operating LP, 4.75%, 08/15/28 (r)	4,050	4,180,127
Total Oil Gas Transportation & Distribution		96,113,840
Other Real Estate - 0.2%
Wynn Resorts Finance LLC, 5.13%, 10/01/29 (e)	2,175	2,044,500
Real Estate - 3.5%
EPR Properties, 3.75%, 08/15/29 (c) (r)	4,990	4,671,472
Global Net Lease, Inc., 3.75%, 12/15/27 (e)	2,510	2,317,103
Iron Mountain, Inc., 4.88%, 09/15/29 (c) (e)	4,750	4,521,382
iStar, Inc., 5.50%, 02/15/26 (c) (r)	7,105	7,211,575
RLJ Lodging Trust LP, 3.75%, 07/01/26 (c) (e)	5,045	4,792,750
Service Properties Trust, 4.35%, 10/01/24	2,750	2,651,275
Service Properties Trust, 4.95%, 10/01/29	2,555	2,203,687
Starwood Property Trust, Inc., 3.63%, 07/15/26 (c) (e)	7,272	6,943,815
Total Real Estate		35,313,059
Telecommunication Services - 4.3%
Altice France SA, 5.50%, 01/15/28 (c) (e) (u)	5,800	5,378,340
Cablevision Lightpath LLC, 5.63%, 09/15/28 (e) (r)	5,025	4,585,312
Cogent Communications Group, Inc., 3.50%, 05/01/26 (e) (r)	3,390	3,220,500
Consolidated Communications, Inc., 6.50%, 10/01/28 (e) (r)	5,310	4,892,634
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (e) (r)	2,440	2,342,400
Level 3 Financing, Inc., 4.63%, 09/15/27 (c) (e)	4,500	4,268,992
T-Mobile USA, Inc., 3.50%, 04/15/31 (c) (r)	9,037	8,517,373
Vodafone Group PLC, 7.00% (5 Year Swap Rate USD + 4.87%), 04/04/79 (u) (v)	875	964,661
Windstream Escrow LLC, 7.75%, 08/15/28 (e)	3,465	3,508,313
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e) (r)	5,550	5,107,277
Total Telecommunication Services		42,785,802
Utility - 4.3%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (c) (e) (u)	4,845	4,668,933
Calpine Corp., 5.13%, 03/15/28 (c) (e) (r)	7,405	7,053,855
CenterPoint Energy, Inc., 6.13% (Fixed until 09/01/23, then 3 Month LIBOR USD + 3.27%), Perpetual (v)	580	571,300
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e) (r)	3,297	3,083,008
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve Rate + 4.12%), 06/01/50 (v)	940	930,600
Dominion Energy, Inc., 4.65% (Fixed until 12/15/24, then 5 Year U.S. Treasury Yield Curve Rate + 2.99%), Perpetual (v)	785	777,150
Duke Energy Corp., 4.88% (Fixed until 09/16/24, then 5 Year U.S. Treasury Yield Curve Rate + 3.39%), Perpetual (v)	610	616,484
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (c) (r) (u) (v)	5,200	5,473,000
NextEra Energy Capital Holdings, Inc., 2.95% (3 Month LIBOR USD + 2.13%), 06/15/67 (c) (v)	1,914	1,645,556
NextEra Energy Capital Holdings, Inc., 3.80% (5 Year U.S. Treasury Yield Curve Rate + 2.55%), 03/15/82 (c) (v)	2,055	1,891,068
NRG Energy, Inc., 3.63%, 02/15/31 (e) (r)	2,393	2,104,859
NRG Energy, Inc., 6.63%, 01/15/27 (r)	2,159	2,227,095
Pattern Energy Operations LP, 4.50%, 08/15/28 (c) (e)	3,500	3,395,000
PPL Capital Funding, Inc., 3.66% (3 Month LIBOR USD + 2.67%), 03/30/67 (v)	3,550	3,115,125
Sempra Energy, 4.88% (Fixed until 10/15/25, then 5 Year U.S. Treasury Yield Curve Rate + 4.55%), Perpetual (c) (v)	2,240	2,251,200
WEC Energy Group, Inc., 2.62% (3 Month LIBOR USD + 2.11%), 05/15/67 (v)	4,000	3,392,000
Total Utility		43,196,233
Total CORPORATE CREDIT
(Cost $474,528,424)		463,842,806
TERM LOANS - 4.1%
Buckeye Partners LP, 2.71%, (1 Month LIBOR + 2.25%), 11/01/26 (v)	1,965	1,948,879
Caesars Resort Collection LLC, 3.70% (3 Month LIBOR + 2.75%), 12/22/24 (v)	5,984	5,947,013
Directv Financing LLC, 5.75% (1 Month LIBOR + 5.00%), 08/02/27 (v)	5,865	5,852,038
Fertitta Entertainment LLC, 4.50% (SOFR + 4.00%), 01/27/29 (v)	2,000	1,987,500
Frontier Communications Holdings LLC, 4.50% (1 Month LIBOR + 3.75%), 10/08/21 (v)	4,963	4,879,775
GIP II Blue Holding LP, 5.50% (1 Month LIBOR + 4.50%), 09/29/28 (v)	7,980	7,940,100
Lumen Technologies, Inc., 2.71% (1 Month LIBOR + 2.25%), 03/15/27 (v)	4,987	4,848,581
Pacific Gas and Electric Co., 3.50% (1 Month LIBOR + 2.25%), 06/23/25 (v)	2,475	2,440,845
Parkway Generation LLC, 5.50% (1 Month LIBOR + 4.75%), 02/18/29 (v)	368	359,671
Parkway Generation LLC, 5.50% (1 Month LIBOR + 4.75%), 02/18/29 (v)	2,632	2,565,790
Southwestern Energy Co. 3.00% (SOFR + 2.50%), 06/22/27 (v)	500	498,750
Vistra Energy Corp., 0.00%, 10/31/25	26	333
WideOpenWest, 3.50% (SOFR + 3.00%), 12/20/28 (v)	2,743	2,722,552
Total TERM LOANS
(Cost $42,369,462)		41,991,827
	Shares	Value
PREFERRED STOCKS - 0.5%
Oil Gas Transportation & Distribution - 0.3%
Crestwood Equity Partners LP, 9.25% (c)	113,647	$ 1,091,011
Global Partners LP, Series B, 9.50% (c)	23,600	623,800
NuStar Energy LP, Series B, 7.63% (3 Month LIBOR USD + 5.64%) (c) (v)	41,662	883,651
Total Oil Gas Transportation & Distribution		2,598,462
Pipelines - 0.0%
Enbridge, Inc., Series B, 6.38% (3 Month LIBOR USD + 3.59%) (c) (u) (v)	15,600	401,700
Telecommunication Services - 0.1%
AT&T, Inc., Series C, 4.75% (c)	36,517	798,992
Utility - 0.1%
SCE Trust V, Series K, 5.45% (3 Month LIBOR USD + 3.79%) (c) (v)	40,700	1,017,093
Total PREFERRED STOCKS
(Cost $4,591,663)		4,816,247
CONVERTIBLE PREFERRED STOCK - 1.1%
Oil Gas Transportation & Distribution - 1.1%
Targa Resources Corp., Series A, 9.50% (Acquired 05/06/21, Cost $10,600,000) (p)	10,000	10,795,287
Total CONVERTIBLE PREFERRED STOCK
(Cost $10,524,000)		10,795,287
COMMON STOCKS - 45.9%
Airports - 1.3%
Aena SME SA (e) (n) (u)	35,216	5,870,550
Fraport AG Frankfurt Airport Services Worldwide (n) (u)	18,273	1,012,940
Grupo Aeroportuario del Pacifico SAB de CV (c) (u)	365,442	5,890,984
Hainan Meilan International Airport Company Ltd. (n) (u)	304,841	694,697
Total Airports		13,469,171
Clean Power - 0.2%
Exelon Corp.	22,400	1,066,912
Fortis, Inc. (u)	10,600	524,256
Mercury NZ Ltd. (u)	127,600	523,815
Total Clean Power		2,114,983
Clean Technology - 0.2%
Itron, Inc. (c) (n)	9,900	521,532
Nexans SA (u)	6,800	636,350
RAI Way SpA (u)	125,400	783,900
Total Clean Technology		1,941,782
Communications - 1.6%
Crown Castle International Corp. (c)	61,000	11,260,600
SBA Communications Corp. (c)	14,600	5,023,860
Total Communications		16,284,460
Communications Infrastructure - 0.9%
Cellnex Telecom SA (e) (u)	149,100	7,175,388
China Tower Corporation Ltd. (e) (u)	14,896,134	1,667,508
Total Communications Infrastructure		8,842,896
Datacenters - 0.4%
Digital Realty Trust, Inc. (c)	29,590	4,195,862
Diversified - 1.5%
CapitaLand Integrated Commercial Trust (u)	955,483	1,580,694
City Developments Ltd. (u)	323,011	1,867,236
Hufvudstaden AB (c) (u)	94,256	1,337,865
Merlin Properties Socimi SA (c) (u)	270,027	3,156,952
Sun Hung Kai Properties Ltd. (u)	234,299	2,787,569
Swire Properties Ltd. (u)	527,977	1,304,738
The GPT Group (c) (u)	388,877	1,500,022
United Urban Investment Corp. (u)	1,062	1,224,004
Total Diversified		14,759,080
Electricity Transmission & Distribution - 3.2%
CenterPoint Energy, Inc. (c)	223,900	6,860,296
National Grid PLC (c) (u)	642,316	9,871,223
PG&E Corp. (c) (n)	449,424	5,366,123
Sempra Energy (c)	62,283	10,471,018
Total Electricity Transmission & Distribution		32,568,660
Gas Utilities - 1.9%
Atmos Energy Corp. (c)	49,900	5,962,551
China Resources Gas Group Ltd. (u)	563,043	2,369,778
ENN Energy Holdings Ltd. (u)	104,685	1,563,568
NiSource, Inc. (c)	223,711	7,114,010
Tokyo Gas Company Ltd. (c) (u)	132,798	2,431,161
Total Gas Utilities		19,441,068
Healthcare - 1.2%
Healthpeak Properties, Inc. (c)	95,100	3,264,783
Ventas, Inc. (c)	66,060	4,079,866
Welltower, Inc. (c)	52,525	5,049,753
Total Healthcare		12,394,402
Hotel - 1.0%
Accor SA (c) (n) (u)	41,608	1,340,587
Invincible Investment Corp. (c) (u)	4,018	1,386,780
Japan Hotel REIT Investment Corp. (c) (u)	2,608	1,329,625
Park Hotels & Resorts, Inc. (c)	165,122	3,224,833
Pebblebrook Hotel Trust (c)	125,545	3,073,341
Total Hotel		10,355,166
Industrial - 1.7%
Americold Realty Trust (c)	75,429	2,102,960
GLP J-REIT (u)	1,805	2,742,701
LaSalle Logiport REIT (u)	556	799,721
Mitsui Fudosan Logistics Park, Inc. (c) (u)	451	2,126,759
Prologis, Inc. (c)	50,145	8,097,415
Tritax EuroBox PLC (c) (e) (u)	925,053	1,279,444
Total Industrial		17,149,000
Manufactured Homes - 0.4%
Ingenia Communities Group (u)	441,800	1,667,885
Sun Communities, Inc. (c)	15,282	2,678,782
Total Manufactured Homes		4,346,667
Midstream - 2.7%
Cheniere Energy, Inc. (c)	72,877	10,104,396
Equitrans Midstream Corp. (c)	538,931	4,548,577
Targa Resources Corp. (c)	129,793	9,795,478
The Williams Companies, Inc. (c)	79,814	2,666,586
Total Midstream		27,115,037
Net Lease - 0.9%
Agree Realty Corp. (c)	32,500	2,156,700
EPR Properties (c)	51,400	2,812,094
VICI Properties, Inc. (c)	129,423	3,683,379
Total Net Lease		8,652,173
Office - 1.5%
Alexandria Real Estate Equities, Inc. (c)	10,490	2,111,112
Allied Properties Real Estate Investment Trust (c) (u)	35,941	1,340,582
Covivio (c) (u)	22,661	1,803,463
Derwent London PLC (c) (u)	40,946	1,718,756
Dexus (c) (u)	179,850	1,468,059
Gecina SA (c) (u)	14,879	1,875,185
Highwoods Properties, Inc. (c)	44,850	2,051,439
Kilroy Realty Corp.	19,618	1,499,208
Mitsui Fudosan Company Ltd. (c) (u)	59,303	1,269,222
Total Office		15,137,026
Pipeline (MLP) - 1.6%
Energy Transfer LP (c)	257,308	2,879,277
Enterprise Products Partners LP (c)	104,698	2,702,255
Magellan Midstream Partners LP	48,263	2,368,265
MPLX LP (c)	74,355	2,467,099
Plains All American Pipeline LP (c)	231,104	2,486,679
Thunderbird Resources Equity, Inc. (f) (n)	11	11
Western Midstream Partners LP (c)	109,513	2,761,918
Total Pipeline (MLP)		15,665,504
Pipelines - 2.2%
Enbridge, Inc. (c) (u)	281,383	12,953,319
Enbridge, Inc. (u)	57,414	2,646,211
Kinder Morgan, Inc. (c)	135,588	2,563,969
Plains GP Holdings LP (c)	348,200	4,021,710
Total Pipelines		22,185,209
Rail - 3.1%
Canadian Pacific Railway Ltd. (c) (u)	104,600	8,633,066
CSX Corp. (c)	233,300	8,737,085
East Japan Railway Co. (c) (u)	93,100	5,388,397
MTR Corporation Ltd. (u)	332,374	1,789,923
Rumo SA (c) (n) (u)	1,085,896	4,237,710
West Japan Railway Co. (u)	52,479	2,174,511
Total Rail		30,960,692
Renewables/Electric Generation - 8.3%
Ameren Corp.	36,887	3,458,525
CMS Energy Corp. (c)	30,605	2,140,514
Dominion Energy, Inc. (c)	160,900	13,671,673
Drax Group PLC (c) (u)	162,600	1,672,115
Engie SA (u)	211,000	2,774,032
Entergy Corp. (c)	72,155	8,424,096
FirstEnergy Corp. (c)	226,100	10,368,946
Hera SpA (c) (u)	900,995	3,319,421
NextEra Energy, Inc. (c)	217,500	18,424,425
SSE PLC (c) (u)	241,071	5,508,226
Veolia Environnement SA (u)	154,028	4,938,701
Xcel Energy, Inc. (c)	119,300	8,609,881
Total Renewables/Electric Generation		83,310,555
Residential - 2.6%
American Homes 4 Rent (c)	48,065	1,924,042
Essex Property Trust, Inc. (c)	13,499	4,663,635
InterRent Real Estate Investment Trust (c) (u)	213,203	2,726,966
Invitation Homes, Inc. (c)	98,912	3,974,284
Mid-America Apartment Communities, Inc. (c)	18,635	3,903,101
The UNITE Group PLC (c) (u)	132,215	2,002,713
UDR, Inc. (c)	74,204	4,257,083
Vonovia SE (u)	70,050	3,265,077
Total Residential		26,716,901
Retail - 1.8%
Capital & Counties Properties PLC (c) (u)	932,009	2,126,788
Federal Realty Investment Trust (c)	20,600	2,514,642
Hammerson PLC (c) (u)	2,658,163	1,153,021
Shaftesbury PLC (c) (u)	232,988	1,880,053
Simon Property Group, Inc. (c)	34,337	4,517,376
Unibail-Rodamco-Westfield (c) (n) (u)	60,697	4,546,671
Wharf Real Estate Investment Company Ltd. (u)	288,425	1,425,472
Total Retail		18,164,023
Self Storage - 0.6%
National Storage REIT (c) (u)	406,400	817,649
Public Storage	13,067	5,099,789
Total Self Storage		5,917,438
Toll Roads - 3.1%
Atlantia SpA (c) (u)	414,078	8,609,788
CCR SA (u)	1,515,357	4,370,013
Ferrovial SA (c) (u)	145,617	3,872,685
Getlink SE (c) (u)	203,300	3,661,384
Transurban Group (c) (u)	1,054,472	10,654,356
Total Toll Roads		31,168,226
Utility - 0.1%
Vistra Corp. (c)	25,848	600,966
Water - 0.5%
Aguas Andinas SA (u)	10,076,235	2,142,547
Guangdong Investment Ltd. (u)	2,070,192	2,820,516
Total Water		4,963,063
Water Sustainability - 0.3%
American Water Works Company, Inc. (c)	5,700	943,521
Essential Utilities, Inc. (c)	13,100	669,803
Severn Trent PLC (u)	20,000	806,083
Xylem, Inc.	5,100	434,826
Total Water Sustainability		2,854,233
Wind & Solar - 1.1%
Atlantica Sustainable Infrastructure PLC (c) (u)	16,800	589,176
Azure Power Global Ltd. (c) (n) (u)	13,100	217,984
Boralex, Inc. (u)	16,900	547,765
China Longyuan Power Group Corporation Ltd. (u)	243,000	546,202
Clearway Energy, Inc. (c)	31,700	1,157,367
Corp ACCIONA Energias Renovables SA (u)	14,500	536,034
EDP Renovaveis SA (u)	18,400	473,080
Enel SpA (u)	204,800	1,367,407
Enphase Energy, Inc. (n)	3,200	645,696
Greencoat Renewables PLC (c) (u)	403,700	505,508
Iberdrola SA (c) (u)	115,009	1,257,053
Neoen SA (e) (u)	8,000	339,862
NextEra Energy Partners LP (c)	7,000	583,520
Omega Energia SA (n) (u)	155,950	391,427
Orsted A/S (e) (u)	8,900	1,114,026
Sunrun, Inc. (c) (n)	20,000	607,400
Vestas Wind Systems A/S (u)	17,800	522,160
Total Wind & Solar		11,401,667
Total COMMON STOCKS
(Cost $386,437,844)		462,675,910
MONEY MARKET FUND - 1.0%
First American Treasury Obligations Fund, Class X, 0.22% (y)	9,935,651	9,935,651
Total MONEY MARKET FUND
(Cost $9,935,651)		9,935,651
Total Investments - 138.4%
(Cost $1,358,201,024)		1,395,839,704
Liabilities in Excess of Other Assets - (38.4)%		(387,580,755)
TOTAL NET ASSETS - 100.0%		$1,008,258,949
The following notes should be read in conjunction with the accompanying Schedule of Investments.
EURIBOR - Euro Interbank Offered Rate
GBP - British Pound Sterling
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
SOFR - Secured Overnight Financial Rate
SONIA - Sterling Overnight Index Average
USD - United States Dollar
(c) - All or a portion of this security is pledged as collateral for credit facility. As of March 31, 2022, the total value of the collateral was $514,532,603.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $554,615,522 or 55.0% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2022, the total value of all such securities was $17,974,388 or 1.8% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of March 31, 2022, the total value of all such securities was $13,122,333 or 1.3% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2022, the total value of the collateral was $128,346,413.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2022.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) - The rate quoted is the annualized seven-day yield as of March 31, 2022.

Forward Currency Contracts:
All forward currency contracts were entered into with State Street Bank & Trust Company as the counterparty. As of March 31, 2022, the following forward currency contracts were outstanding:

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2022	Currency to be Received		U.S. $ Value at March 31, 2022	Unrealized Appreciation
Apr 20 2022	4,850,600	EUR	$5,369,112	5,572,695	USD	$5,572,695	$203,583
Apr 20 2022	2,330,756	USD	2,330,756	2,116,339	EUR	2,342,568	11,812
Apr 20 2022	1,344,392	GBP	1,765,815	1,845,673	USD	1,845,673	79,858
							$295,253

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$1,897,772	$-	$1,897,772
Securitized Credit	-	381,909,827	17,974,377	399,884,204
Corporate Credit	-	463,842,806	-	463,842,806
Term Loans	-	41,991,827	-	41,991,827
Preferred Stocks	4,816,247	-	-	4,816,247
Convertible Preferred Stock	-	10,795,287	-	10,795,287
Common Stocks	309,649,314	153,026,585	11	462,675,910
Money Market Fund	9,935,651	-	-	9,935,651
Total Investments	$324,401,212	$1,053,464,104	$17,974,388	$1,395,839,704

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$295,253	$-	$295,253
Total	$-	$295,253	$-	$295,253

(1)	Other financial instruments include forward currency contracts and futures contracts which are reflected at the net unrealized appreciation on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $300,000,000 for the credit facility and $100,821,757 for the reverse repurchase agreements presented herein. As of March 31, 2022, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2022.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of March 31, 2022	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit
Class B Notes	$2,327,046	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.2%-11.7% (10.3)%	Decrease

Commercial Real Estate	15,647,331	Asset-Based Approach	Recent Transactions	Recent Transactions	—	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Decrease

Total	$17,974,388

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total
Balance as of December 31, 2021	$17,841,648	$11	$17,841,659
Accrued discounts (premiums)	13,052	-	13,052
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	9,223	-	9,223
Purchases at cost	115,945	-	115,945
Sales proceeds	(5,491)	-	(5,491)
Balance as of March 31, 2022	$17,974,377	$11	$17,974,388
Change in unrealized gains or losses relating to assets still held at the reporting	$9,223	$-	$9,223

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding, and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of March 31, 2022, the Fund had outstanding borrowings of $300,000,000. For the three months ended March 31, 2022, the Fund borrowed an average daily balance of $300,000,000 at a weighted average borrowing cost of 1.15%, and the interest expense amounted to $847,384. As of March 31, 2022, the total value of the collateral was $514,532,603.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2022, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	0.25%	03/10/22	05/10/22	$1,875,557	$1,875,843
JPMorgan Chase	0.33	03/10/22	05/10/22	769,992	770,147
JPMorgan Chase	0.35	02/08/22	04/08/22	1,014,588	1,015,101
JPMorgan Chase	0.35	03/10/22	05/10/22	5,534,282	5,535,465
JPMorgan Chase	0.35	03/25/22	05/10/22	2,191,648	2,191,797
JPMorgan Chase	0.40	02/08/22	04/08/22	15,825,992	15,835,136
JPMorgan Chase	0.40	03/10/22	05/10/22	1,470,960	1,471,320
JPMorgan Chase	0.45	02/08/22	04/08/22	28,288,646	28,307,032
JPMorgan Chase	0.45	03/10/22	05/10/22	29,464,661	29,472,765
JPMorgan Chase	0.50	03/25/22	05/10/22	4,026,431	4,026,823
JPMorgan Chase	0.90	01/12/22	04/12/22	3,405,000	3,411,725
RBC Capital Markets	0.85	03/03/22	06/03/22	6,954,000	6,958,762
Total				$100,821,757	$100,871,916
(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2022 was $97,647,284 at a weighted average daily interest rate of 0.21%, and the interest expense amounted to $117,843.  As of March 31, 2022, the total value of the collateral was $128,346,413.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$48,534,226	$52,287,531	$-	$100,821,757
Total	$-	$48,534,226	$52,287,531	$-	$100,821,757